Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurement

6. FAIR VALUE MEASUREMENT

The Company measures certain financial assets and liabilities at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. The Company’s cash equivalents consist of money market funds, which are classified within Level 2 of the fair value hierarchy because they are valued using quoted market prices of similar assets in active markets. In determining the fair value estimates, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. When available, the Company uses quoted market prices to measure fair value. The valuation technique used to measure fair value for the Company’s Level 2 assets is a market approach, using prices and other relevant information generated by market transactions involving identical or comparable assets.

The fair value of these assets and liabilities measured on a recurring basis was determined using the following inputs as of June 30, 2016 and December 31, 2015 (in thousands):

	June 30, 2016
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market funds	$—	$123,072	$—	$123,072

	December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$21,524	$—	$21,524

Liabilities:
Preferred stock warrant liability	$—	$—	$3,254	$3,254

The Company’s Level 3 liabilities, measured and recorded on a recurring basis, consist of the preferred stock warrant liability. The estimated fair value of the warrant liability was determined using the Black-Scholes option-pricing model. The warrants to purchase shares of preferred stock were converted into warrants to purchase shares of common stock upon the closing of the IPO. As a result, the Company reclassified the fair value of the preferred stock warrant liability to additional paid-in capital upon the closing of the IPO (see Note 7).

For certain other financial instruments, including accounts receivable, accounts payable, and other current liabilities, the carrying amounts approximate their fair value due to the relatively short maturity of these balances.

7. FAIR VALUE MEASUREMENT

The Company measures certain financial assets and liabilities at fair value. Fair value is determined based upon the exit price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants, as determined by either the principal market or the most advantageous market. Inputs used in the valuation techniques to derive fair values are classified based on a three-level hierarchy, as follows:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company considers all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. The Company’s cash equivalents consist of money market funds, which are classified within Level 2 of the fair value hierarchy because they are valued using quoted market prices of similar assets in active markets. In determining the fair value estimates, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. When available, the Company uses quoted market prices to measure fair value. The valuation technique used to measure fair value for the Company’s Level 2 assets is a market approach, using prices and other relevant information generated by market transactions involving identical or comparable assets.

The estimated fair value of the redeemable convertible preferred stock warrants was determined using the Black-Scholes option-pricing model (see Note 9).

The fair value of these assets and liabilities measured on a recurring basis was determined using the following inputs as of December 31, 2015 and 2014 (in thousands).

	December 31, 2015
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$21,524	$—	$21,524

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$3,254	$3,254

	December 31, 2014
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Assets:
Cash equivalents—money market fund	$—	$16,914	$—	$16,914

Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$1,100	$1,100

For certain other financial instruments, including accounts receivable, accounts payable, and other current liabilities, the carrying amounts approximate their fair value due to the relatively short maturity of these balances.